Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
OTHER CURRENT LIABILITIES
NOTE 8 -	OTHER CURRENT LIABILITIES

Composition:

	As of	As of
	December 31,	December 31,
	2021	2020

Deferred revenues	884	1,376
Provision for royalties to IIA	62	60
Payroll and social benefits	991	830
Vacation and recuperation provision	410	221
Accrued expenses and others	568	368
	2,915	2,855